Equity (Details 1) ₪ / shares in Units, ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) Share ₪ / shares
Number of options granted	21,712,300
Number of options outstanding- December 31, 2017	18,308,800
Number of options exercisable at 31, December 2017	6,064,400
April 2012 [Member] | Series A [Member]
Number of options granted	230,000
exercise price per option (NIS) | ₪ / shares	₪ 0.91	[1]
Fair value on grant date-NIS in thousands | ₪	₪ 117
Number of options outstanding- December 31, 2017	100,000
Number of options exercisable at 31, December 2017	100,000
Expiration date	Apr. 23, 2018
April 2012 [Member] | Series B [Member]
Number of options granted	1,150,000
exercise price per option (NIS) | ₪ / shares	₪ 0.68	[1]
Fair value on grant date-NIS in thousands | ₪	₪ 659
Number of options outstanding- December 31, 2017	680,000
Number of options exercisable at 31, December 2017	680,000
Expiration date	Apr. 23, 2018
October 2013 [Member] | Series C [Member]
Number of options granted	4,500,000	[2]
exercise price per option (NIS) | ₪ / shares	₪ 0.83	[1]
Fair value on grant date-NIS in thousands | ₪	₪ 1,357
Number of options outstanding- December 31, 2017	3,850,000
Number of options exercisable at 31, December 2017	3,850,000
Expiration date	Sep. 30, 2018
July 2014 [Member] | Series D [Member]
Number of options granted	310,000	[3]
exercise price per option (NIS) | ₪ / shares	₪ 0.537	[1]
Fair value on grant date-NIS in thousands | ₪	₪ 56
Number of options outstanding- December 31, 2017	60,000
Number of options exercisable at 31, December 2017	45,000
Expiration date	Jul. 17, 2020
July 2014 [Member] | Series D [Member]
Number of options granted	3,070,000
exercise price per option (NIS) | ₪ / shares	₪ 0.537	[1]
Fair value on grant date-NIS in thousands | ₪	₪ 554
Number of options outstanding- December 31, 2017	1,580,000
Number of options exercisable at 31, December 2017	1,185,000
Expiration date	Jul. 17, 2020
December 2015 [Member] | Series F [Member]
Number of options granted	157,500	[3]
exercise price per option (NIS) | ₪ / shares	₪ 2.05
Fair value on grant date-NIS in thousands | ₪	₪ 116
Number of options outstanding- December 31, 2017	157,500
Number of options exercisable at 31, December 2017	78,750
Expiration date	Dec. 29, 2021
December 2015 [Member] | Series F [Member]
Number of options granted	664,800
exercise price per option (NIS) | ₪ / shares	₪ 2.05
Fair value on grant date-NIS in thousands | ₪	₪ 491
Number of options outstanding- December 31, 2017	251,300
Number of options exercisable at 31, December 2017	125,650
Expiration date	Dec. 29, 2021
October 2017 [Member] | Series K [Member]
Number of options granted	1,750,000	[3]
exercise price per option (NIS) | ₪ / shares	₪ 0.162
Fair value on grant date-NIS in thousands | ₪	₪ 167
Number of options outstanding- December 31, 2017	1,750,000
Number of options exercisable at 31, December 2017
Expiration date	Oct. 17, 2023
October 2017 [Member] | Series K [Member]
Number of options granted	9,880,000
exercise price per option (NIS) | ₪ / shares	₪ 0.162
Fair value on grant date-NIS in thousands | ₪	₪ 942
Number of options outstanding- December 31, 2017	9,880,000
Number of options exercisable at 31, December 2017
Expiration date	Oct. 17, 2023

[1]	Linked to the CPI as set out in the option allotment plan.
[2]	The board of directors meeting dated August 12, 2013, and the general meeting of the Company's shareholders dated September 29, 2013 authorized the allotment of 4,500,000 options (Series C), to the Group's CEO. The options (Series C) are subject to the conditions of the option allotment plan, for the allotment of non-marketable options to officers, employees and advisors of the Group. Each 10 options is exercisable into one ordinary Company share of NIS 0.1 par value at the exercise price of NIS 8.3.
[3]	Granted to related parties.